Morgan, Lewis & Bockius LLP

One Federal Street

Boston, Massachusetts 02110

February 11, 2015

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Legg Mason Partners Variable Income Trust

(filing relates to Western Asset Variable High Income Portfolio (the “Fund”))

(File Nos. 33-40603 and 811-06310)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Variable Income Trust, a Maryland statutory trust (the “Trust”), we are hereby filing Post-Effective Amendment No. 76 to the registration statement for the Trust (the “Amendment”) relating to the Fund, on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”).

The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act to reflect the change in the name, the investment objective and the investment strategies of the Fund. The Amendment is to be effective 60 days after the filing thereof.

Please call the undersigned at (617) 951-8267 with any comments or questions relating to the filing.

Sincerely,

/s/ Barry N. Hurwitz

Barry N. Hurwitz